SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,002,247	$ 2,956,230
Accumulated impairment
Accumulated depreciation	(1,536,719)	(1,447,932)
Property and equipment, net of accumulated depreciation	1,465,528	1,508,298
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	198,508	248,620
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	699,637	648,193
Structures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,460	5,404
Facilities Asset Retirement Obligation [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	418,884	401,190
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	21,084	20,145
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	268,328	270,204
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	121,998	120,749
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	529,401	523,979
Finance Lease Right Of Use Assets [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	723,818	705,385
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 15,129	$ 12,361